Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Plan's Investment in Stock Fund

At December 31, the Plan's investment in the Stock Fund, which consists of the Company's common stock and short-term cash equivalents, was as follows:

	2025
	Shares	Cost	Fair Value	Per Share
Company's common stock	237,918	$4,191,069	$41,495,278	$174.41
Cash equivalents			$147,423
Total			$41,642,701

	2024
	Shares	Cost	Fair Value	Per Share
Company's common stock	259,354	$4,023,561	$55,014,170	$212.12
Cash equivalents			821,831
Total			$55,836,001